STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)

Description Shares Value ($)
Common Stocks – 98.7%
Belgium – 3.9%
Proximus SADP 68,844 654,566
Canada – 0.4%
Enbridge, Inc. 2,106 74,782
China – 3.1%
Jiangsu Expressway Co. Ltd., Class H 536,465 511,902
France – 20.6%
Bouygues SA 25,271 928,003
Engie SA 2,714 43,438
Orange SA 93,892 1,115,952
Veolia Environnement SA 16,372 535,572
Vinci SA 6,395 809,145
3,432,110
Germany – 2.8%
Deutsche Post AG 9,540 458,994
Italy – 5.9%
ENEL SpA 78,497 537,915
Italgas SpA 79,076 452,068
989,983
Norway – 2.2%
SFL Corp. Ltd. 29,869 363,506
Spain – 3.0%
Enagas SA 6,734 109,816
Endesa SA 10,644 211,194
Redeia Corp. SA 10,983 183,143
504,153
United Kingdom – 5.6%
Drax Group PLC 66,545 429,421
SSE PLC 23,177 494,921
924,342
United States – 51.2%
Antero Midstream Corp. 75,529 924,475
AT&T, Inc. 35,939 635,761
Clearway Energy, Inc., Class C 34,663 840,231
Dominion Energy, Inc. 26,777 1,224,244
Exelon Corp. 18,574 646,561
Hess Midstream LP, Class A 24,249 819,859
NextEra Energy Partners LP 28,361 846,576
OMEGA Healthcare Investors REIT, Inc.
(a)
16,173 469,017
ONEOK, Inc. 14,132 964,509
PPL Corp. 17,663 462,770

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 98.7% (continued)
United States – 51.2% (continued)
Verizon Communications, Inc. 4,212 178,378
Vistra Corp. 2,790 114,474
Williams Cos., Inc. (The) 11,648 403,720
8,530,575
Total Common Stocks (cost $15,523,798) 16,444,913
Investment Companies – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional
Shares, 5.30%
(b)(c)
(cost $113,260) 113,260 113,260
Total Investments (cost $15,637,058) 99.4% 16,558,173
Cash and Receivables (Net) 0.6% 94,239
Net Assets 100.0% 16,652,412
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of January 31, 2024.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Global Infrastructure Income
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of January 31, 2024 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At January 31, 2024, accumulated net unrealized appreciation on investments was
$921,115, consisting of gross appreciation of $1,600,552 and gross depreciation of
$679,437.
At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 16,444,913 — — 16,444,913
Investment Companies 113,260 — — 113,260
† See Statement of Investments for additional detailed categorizations, if any.